Investment Risks - Iman Fund Series	Sep. 30, 2026
Equity Securities Risk Member
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Equity Securities Risk: The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Market Risk Member
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Market Risk: The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund.

Management Risk Member
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Management Risk: The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s selection of the Fund’s portfolio securities. If the Advisor’s strategies do not produce the expected results, your investment could decline in value. It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds that are not subject to such restrictions.

Growth Stock Risk Member
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Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Value Stock Risk Member
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Value Stock Risk: Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level.

Market Capitalization Risk Member
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Market Capitalization Risk: Exposure to stocks of mid and/or small capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies. Stocks of mid and/or small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Recent Market Events Risk Member
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Recent Market Events Risk: Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments. Shares of the Fund could decline in value or underperform other investments due to such factors. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, geopolitical disputes, tariffs and other restrictions on trade, sanctions, or the threat or potential of one or more of such events and developments, or other events could have a significant negative impact on the Fund and its investments.

Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The Fund’s investments in securities of non-U.S. companies (“foreign securities”) involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates. Non-U.S. markets may also be less liquid and more volatile than U.S. markets.
Systems And Cybersecurity Risk Member
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Systems and Cybersecurity Risk: The Fund and the Advisor are susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the affected party to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches.

In addition, the rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

AI Technologies Development Risk Member
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AI Technologies Development Risk. Artificial intelligence, including machine learning technology and generative artificial intelligence (collectively, “artificial intelligence”), is rapidly evolving. While the full extent of current or future risks related thereto is not possible to predict, artificial intelligence could significantly disrupt the business models and markets in which the Fund invests and subject the Fund or issuers in which it invests to increased competition, legal and regulatory risks and compliance costs, any of which could have a material adverse effect on the Fund or the business, financial condition and results of operations of the issuers in which it invests. The Fund, the Advisor, distributor, and other service providers, or the issuers of securities in which the Fund invests may utilize artificial intelligence technologies in business operations. It is possible that the information provided through the use of artificial intelligence could be insufficient, incomplete, inaccurate or biased, or constitute infringement of third-party intellectual property rights, leading to adverse effects for a Fund, including, potentially, operational errors, cybersecurity vulnerabilities and investment losses. Moreover, technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Advisor and the Fund. For instance, the Fund may also be exposed to competitive risks related to the adoption of artificial intelligence or other new technologies by others within industry. In addition, investments in technology systems and artificial intelligence by the Advisor may not deliver the benefits the Fund expects. The economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of a Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Portfolio Turnover Risk Member
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Portfolio Turnover Risk: High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

Concentrated Ownership Risk Member
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Concentrated Ownership Risk: The North American Islamic Trust, Inc. (“NAIT”), an affiliate of the Advisor, owns a substantial portion of the shares of the Fund. As a result of such concentrated ownership, a substantial redemption of the Fund’s shares by NAIT could have a significant negative impact on the Fund’s net asest value, liquidity and brokerage costs. Large redemptions could also result in tax consequences to shareholders subject to tax on distributions from the Fund and impact the Fund’s ability to implement its investment strategy. While the Fund maintains certain cash and/or cash equivalents to meet redemption requests, a redemption by NAIT may cause the Fund to sell securities that it might otherwise hold. The Fund reserves the right to satisfy redemption requests in-kind in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. For more information about NAIT, please refer to Management of the Fund.

Operational Risk Member
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Operational Risk: The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, you may lose money by investing in the Fund.